FINANCE LEASE OBLIGATIONS AND OTHERS (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Equipment	¥ 936,961,787	¥ 824,892,821
Less: accumulated depreciation	(116,935,527)	(44,196,469)
Net Value	¥ 820,026,260	¥ 780,696,352